Statement to Securityholder

Ally Auto Receivables Trust 2011-3

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/15/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-3

5. Collateral Summary	Collection Period, Begin:	3/1/2014

	Collection Period, End:	3/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2014

7. Credit Instruments	Distribution Date:	4/15/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the
Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005JAA7	223,000,000.00	0.00	0.22957000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005JAB5	306,000,000.00	0.00	0.27500000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005JAC3	332,000,000.00	202,005.73	0.97000000	202,005.73	163.29	202,169.02	0.00	0.00	0.00
A-4	02005JAD1	140,040,000.00	140,040,000.00	1.61000000	14,209,292.25	187,887.00	14,397,179.25	0.00	0.00	125,830,707.75
B	02005JAE9	29,050,000.00	29,050,000.00	2.09000000	0.00	50,595.42	50,595.42	0.00	0.00	29,050,000.00
C	02005JAF6	30,120,000.00	30,120,000.00	2.39000000	0.00	59,989.00	59,989.00	0.00	0.00	30,120,000.00
D	02005JAG4	13,440,000.00	13,440,000.00	2.79000000	0.00	31,248.00	31,248.00	0.00	0.00	13,440,000.00
Deal Totals		1,073,650,000.00	212,852,005.73		14,411,297.98	329,882.71	14,741,180.69	0.00	0.00	198,440,707.75
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.60845099	0.60845099	0.00049184	0.60894283	0.00000000	0.00000000
A-4	1,000.00000000	101.46595437	1.34166667	102.80762104	0.00000000	898.53404563
B	1,000.00000000	0.00000000	1.74166678	1.74166678	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166667	1.99166667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	198.25083196
Ending Aggregate Note Pool Factor:	184.82811694

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/17/2014	4/14/2014	Actual/360	N/A	N/A	0.22957000	0.2295700	0.00
A-2	0.00	3/17/2014	4/14/2014	Actual/360	0.15500000	0.12000000	N/A	0.2750000	0.00
A-3	202,005.73	3/17/2014	4/14/2014	30/360	N/A	N/A	0.97000000	0.9700000	163.29
A-4	140,040,000.00	3/17/2014	4/14/2014	30/360	N/A	N/A	1.61000000	1.6100000	187,887.00
B	29,050,000.00	3/17/2014	4/14/2014	30/360	N/A	N/A	2.09000000	2.0900000	50,595.42
C	30,120,000.00	3/17/2014	4/14/2014	30/360	N/A	N/A	2.39000000	2.3900000	59,989.00
D	13,440,000.00	3/17/2014	4/14/2014	30/360	N/A	N/A	2.79000000	2.7900000	31,248.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	163.29	0.00	163.29	0.00
A-4	0.00	187,887.00	0.00	187,887.00	0.00
B	0.00	50,595.42	0.00	50,595.42	0.00
C	0.00	59,989.00	0.00	59,989.00	0.00
D	0.00	31,248.00	0.00	31,248.00	0.00
Deal Totals	0.00	329,882.71	0.00	329,882.71	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-3
4. Collections and Distributions

Collections
Receipts During the Period	15,421,646.56
Administrative Purchase Payments	19,408.74
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	164,506.67
Other Fees or Expenses Paid	0.00
Total Collections	15,605,561.97

Beginning Reserve Account Balance	5,379,041.57
Total Available Amount	20,984,603.54

Distributions
Total Available Amount	20,984,603.54
Basic Servicing Fee	191,160.83
Aggregate Class A Interest Distributable Amount	188,050.29
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	50,595.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,989.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	31,248.00
Fourth Priority Principal Distributable Amount	3,653,214.85
Reserve Account Deposit	5,379,041.57
Noteholders' Regular Principal Distributable Amount	10,758,083.13
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	673,220.45

Supplemental Servicing Fees	28,587.44
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	2,308.80

Statement to Securityholder

Ally Auto Receivables Trust 2011-3
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	45,965	20,333	19,194
Deal Totals	Aggregate Receivables Principal Balance	1,075,808,313.04	223,610,088.86	209,198,790.88
	Aggregate Amount Financed	1,131,002,551.01	229,392,990.07	214,417,241.89

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.84000000	3.85920579	3.86487587	63.26	65.73	66.46	57.07	27.61	26.73

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.70%	1.60%	1.39%	1.43%	1.28%	1.26%	1.21%	1.30%	1.34%	1.30%	1.44%	1.39%	1.37%	1.28%	1.35%	1.50%	1.13%	1.61%	1.28%	1.35%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.44%	1.32%	1.35%	1.41%	1.45%	1.31%	1.56%	1.41%	1.33%	1.39%	1.15%	1.36%	1.35%	1.19%	1.31%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	221,905,115.98	34,321.91	0.1856%	19,194	15	0.0781%
Preceding	236,595,709.80	50,740.40	0.2574%	20,333	33	0.1623%
Next Preceding	252,112,372.12	92,731.41	0.4414%	21,103	48	0.2275%
Three Month Average			0.2948%			0.1560%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,131,002,551.01	3,110,126.91	0.2750%	31 - 60 days	154	2,301,429.43
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	10	118,264.15
with the prospectus for Ally Auto Receivables Trust 2011-3 related to delinquencies,				> 90 days	5	70,215.00
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	193	2,473,970.64
				Current Period	7	89,936.63
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	10	28,809.09
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	190	2,535,098.18
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-3

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	5,379,041.57	5,379,041.57	0.00	0.00	0.00	5,379,041.57	5,379,041.57

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,158,313.04
Current Overcollateralization	10,758,083.13
Overcollateralization Target	10,758,083.13

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-3 will perform in the future.